STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of summary of the changes in warrants outstanding and the related prices for the shares of common Stock issued to non-employees of the company
		Warrants
		Outstanding	Weighted		Exercisable
		Remaining	Average	Weighted	Weighted
Exercise	Number	Contractual	Exercise	Average	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.0400	3,000,000	1.92	$0.0400	3,000,000	$0.0400
$0.0441	510,784	3.79	$0.0441	510,784	$0.0441
$0.0475	3,789,489	4.79	$0.0475	3,789,489	$0.0475
$0.0553	226,081	4.27	$0.0553	226,081	$0.0553
$0.0600	2,000,000	0.39	$0.0600	2,000,000	$0.0600
$0.0710	1,000,000	1.32	$0.0710	1,000,000	$0.0710
$0.0900	6,900,000	2.92	$0.0900	6,900,000	$0.0900
$0.1790	100,000	2.10	$0.1790	100,000	$0.1790
$0.2140	100,000	2.60	$0.2140	-	$-
$0.2431	40,106,951	4.80	$0.2431	40,106,951	$0.2431
$0.5000	1,300,000	0.12	$0.5000	1,300,000	$0.5000
	59,033,305	4.10	$0.1976	58,933,305	$0.1963

		Warrants
		Outstanding	Weighted		Exercisable
		Remaining	Average	Weighted	Weighted
Exercise	Number	Contractual	Exercise	Average	Average
Prices	Outstanding	Life (Years)	Price	Exercisable	Exercise Price
$0.03088	1,619,171	5.17	$0.03088	1,619,171	$0.03088
$0.03283	355,421	5.14	$0.03283	355,421	$0.03283
$0.04	3,000,000	2.92	$0.04	3,000,000	$0.04
$0.04405	2,009,081	4.79	$0.04405	2,009,081	$0.04405
$0.04750	5,052,652	5.79	$0.04750	5,052,652	$0.04750
$0.05529	904,322	5.27	$0.05529	904,322	$0.05529
$0.06	12,000,000	2.38	$0.06	12,000,000	$0.06
$0.071	1,000,000	2.32	$0.071	—	$0.071
$0.09	9,900,000	3.92	$0.09	9,900,000	$0.09
$0.10	1,500,000	0.48	$0.10	1,500,000	$0.10
$0.50	8,500,000	0.34	$0.50	8,500,000	$0.50
	45,840,647	2.97	$0.14	44,840,647	$0.145

Schedule of transactions involving warrants

	Number of Shares	Weighted Average Exercise Price Per Share
Balance at October 1, 2013	59,033,305	$0.1907
Granted	19,520,760	0.1414
Exercised	(18,695,187)	(0.2245)
Cancelled or expired	(3,300,000)	(0.2333)
Balance, June 30, 2014	56,558,878	$0.1600

	Number of Shares	Weighted Average Price Per Share
Balance, September 30, 2011	58,205,280	$0.140
Granted	1,075,000	0.071
Exercised	(5,039,633)	(0.045
Cancelled or expired	(8,400,000)	(0.161)
Balance at September 30, 2012	45,840,647	$0.145
Granted	134,249,218	0.233
Exercised	(60,236,873)	(0.170)
Cancelled or expired	(60,819,687)	(0.265)
Balance, September 30, 2013	59,033,305	0.196

	Number of Shares	Weighted Average Price Per Share
Balance, September 30, 2010	69,207,946	$0.237
Granted	11,897,334	0.044
Exercised	—	-
Cancelled or expired	(22,900,000)	(0.384)
Balance at September 30, 2011	58,205,280	$0.140
Granted	1,075,000	0.071
Exercised	(5,039,633)	(0.045)
Cancelled or expired	(8,400,000)	(0.161)
Balance, September 30, 2012	45,840,647	$0.145

Schedule of summary of the changes in options outstanding and the related prices for the shares of common Stock issued to employees of the company under the 2005 Incentive Stock Plan
Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.0500	24,000,000	1.65	$0.0500	24,000,000	$0.0500
$0.0585	50,000,000	4.79	$0.0585	50,000,000	$0.0585
$0.0600	30,000,000	1.76	$0.0600	30,000,000	$0.0600
$0.0650	634,825	3.18	$0.0650	634,825	$0.0650
$0.0680	4,770,000	3.17	$0.0680	4,770,000	$0.0680
$0.0700	2,850,000	1.67	$0.0700	1,900,000	$0.0700
$0.0900	1,500,000	2.92	$0.0900	1,500,000	$0.0900
$0.1100	5,400,000	4.71	$0.1100	5,400,000	$0.1100
$0.1799	2,099,367	4.17	$0.1799	—	$—
$0.1930	100,000	4.75	$0.1930	—	$—
$0.2000	100,000	4.63	$0.2000	—	$—
	121,454,192	3.23	$0.063	118,204,825	$0.0605

Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.05	29,000,000	2.65	$0.05	29,000,000	$0.05
$0.0585	50,000,000	5.79	$0.0585	31,250,000	$0.0585
$0.06	30,100,000	2.76	$0.06	22,500,000	$0.06
$0.065	634,825	4.18	$0.065	634,825	$0.065
$0.068	5,724,000	4.17	$0.068	5,724,000	$0.068
$0.07	2,850,000	2.67	$0.07	1,187,500	$0.07
$0.09	1,500,000	3.92	$0.09	1,500,000	$0.09
$0.11	5,400,000	0.71	$0.11	5,400,000	$0.11
	125,208,825	3.94	$0.06	97,196,325	$0.06

Schedule of summary of transactions involving stock options issued to employees
	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at October 1, 2013	121,454,192	$0.0630
Granted	73,280,780	0.1003
Exercised	—	—
Cancelled or expired	(5,000)	0.0885
Outstanding at June 30, 2014	194,729,972	$0.0769
Vested at June 30, 2014	131,132,972	$0.0670	$0.0620
Non-vested at June 30, 2014	63,597,000		$0.0300

	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at October 1, 2011	120,650,000	$0.060
Granted	6,558,825	0.067
Exercised	(500,000)	(0.08)
Cancelled or expired	(1,500,000)	(0.08)
Outstanding at September 30, 2012	125,208,825	$0.060
Granted	2,299,367	0.181
Exercised	(5,979,000)	(0.042)
Cancelled or expired	(75,000)	(0.060)
Outstanding at September 30, 2013	121,454,192	$0.063
Vested at September 30, 2013	118,204,825		$0.136
Non-vested at September 30, 2013	3,429,367		$0.055

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at October 1, 2010	66,900,000	$0.060
Granted	53,750,000	0.060
Exercised	—	-
Cancelled or expired	—	-
Outstanding at September 30, 2011	120,650,000	$0.060
Granted	6,558,825	0.067
Exercised	(500,000)	(0.08)
Expired	(1,500,000)	(0.08)
Outstanding at September 30, 2012	125,208,825	$0.060

Schedule of fair value of options granted
	Three Months Ended June 30, 2014	Nine Months Ended June 30, 2014
Stock price	$0.1245	$0.1011
Exercise price	$0.0969	$0.1215
Dividend yield	0.00%	0.00%
Volatility	110.46%	112.19%
Risk free rate	1.19%	0.95%